NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator
Net income attributable to FTS	$ 89,576	$ 27,339	$ 118,698	$ 11,738	$ 17,214	$ (47,935)
Less: Undistributed earnings attributable to convertible preferred stockholders	(45,792)	(20,969)	(79,699)	(11,738)	(17,214)	0
Less: Undistributed earnings attributable to convertible preferred stockholders	(45,792)	(20,969)	(79,699)	(11,738)	(17,214)	0
Net income attributable to common stockholders, basic and diluted	43,784	6,370	38,999	0	0	(47,935)
Net income attributable to common stockholders, basic and diluted	$ 43,784	$ 6,370	$ 38,999	$ 0	$ 0	$ (47,935)
Denominator
Basic weighted average common shares attributable to FTS (in shares)	103,571,820	68,568,542	80,896,185	63,700,455	65,020,119	51,305,065
Add: effect of dilutive securities related to share-based payment awards (A) (in shares)	26,350,509	5,017,205	22,210,202	6,154,472	7,617,338	0
Diluted weighted average common shares attributable to FTS (in shares)	129,922,329	73,585,747	103,106,387	69,854,927	72,637,457	51,305,065
Net income per common share attributable to FTS, basic (USD per share)	$ 0.42	$ 0.09	$ 0.48	$ 0.00	$ 0.00	$ (0.93)
Net income per common share attributable to FTS, diluted (USD per share)	$ 0.34	$ 0.09	$ 0.38	$ 0.00	$ 0.00	$ (0.93)
Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	21,414,298	4,452,523	18,072,864	5,787,713	7,132,282
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	1,349,563	564,682	1,041,277	366,759	485,056
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount		694,564		327,943
Restricted Stock Units Unvested
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	3,586,648	0	3,096,061	0